Related Party Transactions (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2016 CNY (¥)	May 31, 2014 CNY (¥)	Apr. 30, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	May 31, 2015 CNY (¥)
Related Party Transaction [Line Items]
Accounts Payable, Related Parties, Current				¥ 104,708
Interest Payable				17,373
Interest Paid				7,865	$ 1,133	¥ 8,333	¥ 12,486
Due to Related Parties				131,747		156,040		$ 18,976
Shandong SNTON
Related Party Transaction [Line Items]
Accounts Payable, Related Parties, Current			¥ 105,000	104,708
Additional Interest Rate Above Benchmark Rate			20.00%
Interest Payable				17,373
Payment To Purchase Raw Material				4,870		9,116
Interest Expense, Related Party				5,477		11,800	17,373
Payments to Purchase Final Products				5		7,041
SNTON Group [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties, Current		¥ 15,000						0	¥ 10,000
Additional Interest Rate Above Benchmark Rate		20.00%
Interest Payable | $								$ 0
Payment To Purchase Raw Material						414	4,657
Repayments of Debt	¥ 25,000
Interest Paid	¥ 1,970
Interest Expense, Related Party				669		1,572	0
Payments to Purchase Final Products							489
Fuhua Industrial Material Management Co Ltd [Member]
Related Party Transaction [Line Items]
Payments for Rent				¥ 68	$ 10	¥ 112	¥ 144